Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 15,737,752	$ 513,970	$ 15,072,129
Merger by share exchange	117,693,658	3,843,686	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,240,987	105,845	3,240,987
Exercised employee share options	3,503,786	114,428	2,943,447
Treasury share transactions	679,791	22,201	38,404
Donations from shareholders	471,894	15,411	471,894
Expired share options	646,773	21,122	646,447
Capital surplus deficit distributed as cash dividends	141,974,641	4,636,663	140,106,966
Changes in percentage of ownership interest in subsidiaries	208,310	6,803	117,537
Share of changes in capital surplus of associates accounted for using the equity method	21,584	705	18,329
Dividends that the claim period has elapsed and unclaimed by shareholders	6,130	200	6,043
Exercised disgorgement	326	11	326
Capital surplus offset deficit	236,350	7,719	142,235
Employee share options	1,904,176	62,187	1,425,171
Employee restricted stock awards	(49,650)	(1,621)	778,387
Others	207,109	6,764	154,731
Capital surplus for other purpose	2,061,635	67,330	2,358,289
Capital surplus	$ 144,272,626	$ 4,711,712	$ 142,607,490